Average Annual Total Returns - A C I Shares - JPMorgan Inflation Managed Bond Fund	Class A Past 1 Year	Class A Past 5 Years	Class A Past 10 Years	Class C Past 1 Year	Class C Past 5 Years	Class C Past 10 Years	Class I Past 1 Year	Class I Past 5 Years	Class I Past 10 Years	Class I Return After Taxes on Distributions Past 1 Year	Class I Return After Taxes on Distributions Past 5 Years	Class I Return After Taxes on Distributions Past 10 Years	Class I Return After Taxes on Distributions and Sale of Fund Shares Past 1 Year	Class I Return After Taxes on Distributions and Sale of Fund Shares Past 5 Years	Class I Return After Taxes on Distributions and Sale of Fund Shares Past 10 Years	BLOOMBERG BARCLAYS 1-10 YEAR U.S. TIPS INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 1 Year	BLOOMBERG BARCLAYS 1-10 YEAR U.S. TIPS INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 5 Years	BLOOMBERG BARCLAYS 1-10 YEAR U.S. TIPS INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 10 Years	BLOOMBERG BARCLAYS U.S. INTERMEDIATE AGGREGATE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 1 Year	BLOOMBERG BARCLAYS U.S. INTERMEDIATE AGGREGATE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 5 Years	BLOOMBERG BARCLAYS U.S. INTERMEDIATE AGGREGATE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 10 Years	INFLATION MANAGED BOND COMPOSITE BENCHMARK(Reflects No Deduction for Fees, Expenses, or Taxes) Past 1 Year	INFLATION MANAGED BOND COMPOSITE BENCHMARK(Reflects No Deduction for Fees, Expenses, or Taxes) Past 5 Years	INFLATION MANAGED BOND COMPOSITE BENCHMARK(Reflects No Deduction for Fees, Expenses, or Taxes) Past 10 Years
Total	1.78%	2.47%	1.90%	4.14%	2.58%	1.77%	6.04%	3.43%	2.46%	5.27%	2.52%	1.67%	3.56%	2.22%	1.56%	8.39%	4.13%	2.88%	5.60%	3.46%	3.10%	7.01%	3.89%	2.64%